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                               VENUS SERIES TRUST
                                 31 MILK STREET
                                   SUITE #315
                                BOSTON, MA 02109


                                                                     May 8, 2000

VIA EDGAR
Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Venus Series Trust (Securities Act File No. 333-92371, Investment Company Act File No. 811-09717).
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Dear Sirs:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Venus Series Trust (the "Trust") hereby certifies that its Prospectus for the India Technology Fund, a series of the Trust, which would have been filed pursuant to Rule 497(c) of the Act does not differ from the Prospectus contained in Pre-Effective Amendment No. 3 to its Registration Statement filed on Form N-1A on April 25, 2000 (which was the most recent amendment that was electronically filed), except that the "red herring" legend has been removed from the Prospectus and the Prospectus has been dated April 25, 2000 to reflect that the Registration Statement was declared effective on April 25, 2000.

                                             VENUS SERIES TRUST


                                             By:    /s/ Vikas Mehrotra
                                                    ------------------
                                                    Vikas Mehrotra
                                                    President